Vanguard Equity Income Fund
Supplement Dated July 1, 2022, to the Prospectus and Summary Prospectus Dated January 31, 2022
Important Changes to Vanguard Equity Income Fund

Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP (Wellington Management) and no longer serves as a co-portfolio manager of Wellington Management’s portion of Vanguard Equity Income Fund (the Fund). Matthew C. Hand remains as the portfolio manager of Wellington Management’s portion of the Fund.
All references to Mr. Reckmeyer and corresponding disclosure related to Mr. Reckmeyer in the Fund’s Prospectus and Summary Prospectus are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 065G 072022

Vanguard Fenway Funds

Supplement Dated July 1, 2022, to the Statement of Additional Information Dated January 31, 2022
Important Changes to Vanguard Equity Income Fund
Effective immediately, W. Michael Reckmeyer, III has retired from Wellington Management Company LLP (Wellington Management) and no longer serves as a co-portfolio manager of Wellington Management’s portion of Vanguard Equity Income Fund (the Fund). Matthew C. Hand remains as the portfolio manager of Wellington Management’s portion of the Fund.
All references to Mr. Reckmeyer and corresponding disclosure related to Mr. Reckmeyer in the Fund’s Statement of Additional Information are hereby deleted. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 065G 072022